Stockholders' equity (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended			1 Months Ended
	Jun. 30, 2011 Preferred class A stock (including twelve golden shares) Vale and Vale P - 2012	Jun. 30, 2011 Common stock Vale and Vale P - 2012	Jun. 30, 2011 Vale and Vale P - 2012	Apr. 30, 2011 Vale - 2012	Jan. 31, 2011 Vale - 2012	Oct. 31, 2010 Vale - 2012	Apr. 30, 2011 Vale P - 2012	Jan. 31, 2011 Vale P - 2012	Oct. 31, 2010 Vale P - 2012
Vale issued mandatory convertible notes
Mandatory convertible notes, date emission			July/2009
Mandatory convertible notes, date, Expiration			June/2012
Mandatory convertible notes value, gross			$ 942
Mandatory convertible notes value, net of charges			934
Mandatory convertible notes, coupon (as a percent)			6.75%
Funds linked to future mandatory conversion
Maximum amount of action (in shares)	47,284,800	18,415,859
Maximum amount of action, Value	$ 649	$ 293
Additional remuneration paid to holders of the mandatorily convertible notes				0.985344	0.7776700	1.381517	1.139659	0.899461	1.597876